Trade payables and other current liabilities - Disclosure of Current Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	€ 128	€ 55
Current contract liabilities	18,100	16,518
Deferred income and current contract liabilities	€ 18,228	€ 16,573